RESTRUCTURING AND ASSET RELATED CHARGES - NET (Notes)	12 Months Ended
Dec. 31, 2020
Restructuring and Related Activities [Abstract]
Restructuring and Related Activities Disclosure [Text Block]	RESTRUCTURING AND ASSET RELATED CHARGES - NET
Charges for restructuring programs and asset related charges, which includes asset impairments, were $845 million, $152 million and $97 million for the years ended December 31, 2020, 2019, and 2018, respectively. These charges were recorded in "Restructuring and asset related charges - net" in the Consolidated Statements of Operations. The total liability related to restructuring programs was $96 million at December 31, 2020 and $135 million at December 31, 2019, recorded in "Accrued and other current liabilities" in the Consolidated Balance Sheets. Restructuring activity consists of the following programs:

2020 Restructuring Program
In the first quarter of 2020, the Company approved restructuring actions designed to capture near-term cost reductions and to further simplify certain organizational structures in anticipation of the N&B Transaction (the "2020 Restructuring Program").

The following tables summarize the charges related to the 2020 Restructuring Program:

2020
In millions
Severance and related benefit costs	$118
Asset related charges	50
Total restructuring and asset related charges - net	$168

2020 Restructuring Program Charges by Segment	2020
In millions
Electronics & Industrial	$10
Water & Protection	57
Mobility & Materials	18
Corporate	83
Total	$168

The following table summarizes the activities related to the 2020 Restructuring Program:

2020 Restructuring Program	Severance and Related Benefit Costs	Asset Related Charges	Total
In millions
Year-to-date restructuring charges	$118	$50	$168
Charges against the reserve	—	(50)	(50)
Cash payments	(56)	—	(56)
Reserve balance at December 31, 2020	$62	$—	$62

At December 31, 2020, total liabilities related to the 2020 Restructuring Program were $62 million, recorded in "Accrued and other current liabilities" in the Consolidated Balance Sheets. The 2020 Restructuring Program is considered substantially complete.

2019 Restructuring Program
During the second quarter of 2019 and in connection with the ongoing integration activities, DuPont approved restructuring actions to simplify and optimize certain organizational structures following the completion of the DWDP Distributions (the "2019 Restructuring Program"). The Company recorded pre-tax restructuring charges of $124 million inception-to-date, consisting of severance and related benefit costs of $97 million and asset related charges of $27 million.

The following tables summarize the charges incurred related to the 2019 Restructuring Program:

In millions	2020	2019
Severance and related benefit costs	$5	$92
Asset related charges	—	27
Total restructuring and asset related charges - net	$5	$119

2019 Restructuring Program Charges (Credits) by Segment	2020	2019
In millions
Electronics & Industrial	$(3)	$47
Water & Protection	(14)	25
Mobility & Materials	(7)	19
Corporate	29	28
Total	$5	$119

The following table summarizes the activities related to the 2019 Restructuring Program.

2019 Restructuring Program	Severance and Related Benefit Costs
In millions
Reserve balance at December 31, 2019	$73
Year-to-date restructuring charges	5
Non-cash compensation	(6)
Cash payments	(58)
Reserve balance at December 31, 2020	$14

Total liabilities related to the 2019 Restructuring Program were $14 million at December 31, 2020 and $73 million at December 31, 2019, respectively, and recorded in "Accrued and other current liabilities" in the Consolidated Balance Sheets. The 2019 Restructuring Program was considered substantially complete.

DowDuPont Cost Synergy Program
In September and November 2017, the Company approved post-merger restructuring actions under the DowDuPont Cost Synergy Program, which was designed to integrate and optimize the organization following the DWDP Merger and in preparation for the DWDP Distributions. The portions of the charges, costs and expenses attributable to integration and optimization within the Agriculture and Materials Sciences Divisions are reflected in discontinued operations. The Company has recorded pretax restructuring charges attributable to the continuing operations of DuPont of $346 million inception-to-date, consisting of severance and related benefit costs of $138 million, asset related charges of $159 million and contract termination charges and other charges of $49 million.

The following tables summarize the charges incurred related to the DowDuPont Cost Synergy Program:

In millions	2020	2019	2018
Severance and related benefit (credits) costs	$2	$5	$76
Contract termination charges	6	(1)	12
Asset related charges	3	33	13
Total restructuring and asset related charges - net [1]	$11	$37	$101
1.The charge for the years ended December 31, 2019 and 2018 includes $33 million and $97 million, respectively, which was recognized in "Restructuring and asset related charges - net." The charge for the years ended December 31, 2019 and 2018 also includes $4 million which was recognized in "Equity in earnings of nonconsolidated affiliates" in the Consolidated Statements of Operations.

DowDuPont Cost Synergy Program Charges (Credits) by Segment	2020	2019	2018
In millions
Electronics & Industrial	$—	$—	$2
Water & Protection	5	7	24
Mobility & Materials	1	—	2
Corporate [1]	5	30	73
Total	$11	$37	$101
1.Severance and related benefit costs were recorded at Corporate.
The following table summarized the activities related to the DowDuPont Cost Synergy Program:

DowDuPont Cost Synergy Program	Severance and Related Benefit Costs	Contract Termination Charges	Asset Related Charges	Total
In millions
Reserve balance at December 31, 2019	$60	$2	$—	$62
Year-to-date restructuring (credits) charges	2	6	3	11
Charges against the reserve	—	(1)	(3)	(4)
Cash payments	(47)	(2)	—	(49)
Reserve balance at December 31, 2020	$15	$5	$—	$20

Total liabilities related to the DowDuPont Cost Synergy Program were $20 million at December 31, 2020 and $62 million in December 31, 2019, respectively, and recorded in "Accrued and other current liabilities," in the Consolidated Balance Sheets. The DowDuPont Cost Synergy Program is considered substantially complete.

Asset Impairments
In the third quarter of 2020, the TCS/HSC Disposal, as well as further softening conditions in the aerospace markets, gave rise to fair value indicators and, thus, served as triggering events requiring the Company to perform a recoverability assessment related to asset groups within its Photovoltaic and Advanced Materials (“PVAM”) business unit. The Company first performed a long-lived asset impairment test and determined that, based on undiscounted cash flows, the carrying amount of certain long-lived assets was not recoverable. Accordingly, the Company estimated the fair value of these assets using both an income approach and a market approach utilizing Level 3 unobservable inputs. As a result, the Company recognized a pre-tax impairment charge of $318 million ($242 million net of tax) in the Mobility and Materials segment recorded within “Restructuring and asset related charges - net” in the Consolidated Statements of Operations for the year ended December 31, 2020 with the charge impacting definite-lived intangible assets and property, plant, and equipment. See Note 13 for further discussion of goodwill impairment charges recorded during the third quarter of 2020 resulting from the above triggering events.

Additionally, the Company recorded a pre-tax asset impairment charge of $52 million ($39 million net of tax) in the third quarter of 2020 related to indefinite-lived intangible assets reflected in Corporate which were deemed no longer recoverable as a result of the Corporate Held for Sale Disposal Groups classification (refer to Note 3 for additional information). The charge was recorded within “Restructuring and asset related charges – net” in the Consolidated Statements of Operations for the year ended December 31, 2020.

In the second quarter of 2020, the Company recorded a pre-tax asset impairment charge of $21 million ($16 million net of tax) related to indefinite-lived intangible assets within the Mobility & Materials segment. This charge was recorded within “Restructuring and asset related charges - net” in the Consolidated Statements of Operations for the year ended December 31, 2020. See Note 13 for further discussion.

In the first quarter of 2020, expectations of proceeds related to certain potential divestitures related to businesses held within Corporate gave rise to fair value indicators and, thus, triggering events requiring the Company to perform a recoverability assessment related to its Biomaterials business unit. The Company performed a long-lived asset impairment test and determined that, based on undiscounted cash flows, the carrying amount of certain long-lived assets was not recoverable. Accordingly, the Company estimated the fair value of these assets using a market approach utilizing Level 3 unobservable inputs. As a result, the Company recognized a pre-tax impairment charge of $270 million ($206 million net of tax) recorded within “Restructuring and asset related charges - net” in the Consolidated Statements of Operations for the year ended December 31, 2020 with the charge impacting definite-lived intangible assets and property, plant, and equipment.